Share Capital	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
10.1 CAPITAL ISSUED

Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2023		1,414	312,742	47,133,328
March 30, 2024	AGA lapsed	—	—	—
May 28, 2024	Allocation of loss 12/31/2023	—	—	—
June 22, 2024	Capital increase AGA 2022	9	—	293,523
June 30, 2024		1,423	312,743	47,426,851

As of June 30, 2024, the share capital was €1,423 thousand divided into 47,426,851 fully paid up ordinary shares, each with a par value of €0.03.

10.2 FOUNDER’S WARRANTS, WARRANTS, STOCK OPTIONS AND FREE SHARES

As of June 30, 2024, there are four different types of securities and other valid instruments entitling their holders to a stake in the Company's share capital: warrant (bons de souscription d’actions or BSA), founders’ warrant (bons de souscription de parts de créateur d’entreprise or BSPCE), stock option (options de souscription ou d’achat d’actions or OSA) and free shares (attribution gratuite d’actions or AGA).

Stock options

At a meeting on May 23, 2024, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on June 27, 2023, granted to certain employees of the Group and members of the Executive Board 1,224,780 stock options, each giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €5.81 (share premium included). Such stock options are governed by the 2023 stock option plan, adopted by the Executive Board on July 20, 2023 and approved by the Company’s annual shareholders’ meeting held on June 27, 2023 (the “2023 Stock Option Plan”).

The ordinary stock options are exercisable as follows:
▪up to one-third of the ordinary stock options as from May 23, 2025;
▪ an additional one-third of the ordinary stock options as from May 23, 2026,
▪ the balance, i.e., one-third of the ordinary stock options as from May 23, 2027, subject to, for each increment, a continued service condition, and in any case, no later than 10 years after the date of grant, it being specified that stock options which have not been exercised by the end of this 10-year period will be forfeited by law.

Free Shares

No free shares were granted in the first half of 2024.

As of June 30, 2024, the assumptions related to the estimated vesting of the founders’ warrants, the warrants and performance stock options have been updated (See Note 17 Share-based payments).

10.3 WARRANTS (BSA) EQUITY LINE KEPLER CHEUVREUX

On May 18, 2022, in accordance with the twenty-first resolution adopted at the April 28, 2021 annual shareholders’ meeting, the Executive Board decided, with the prior approval of the Supervisory Board, to implement an equity line financing with Kepler Cheuvreux for the following twenty-four months and, accordingly, to issue to Kepler Cheuvreux a total of 5,200,000 warrants to subscribe for the same number of the Company’s ordinary shares (bons de souscription d’actions or BSA Kepler). Although Kepler Cheuvreux is acting as the underwriter of the equity line program, Kepler Cheuvreux does not intend to maintain ownership of any shares issued in conjunction with the equity line. Instead, it is expected that Kepler Cheuvreux will sell these shares on the regulated market of Euronext Paris or to investors through block trades. On December 22, 2023, the agreement has been extended by 120 days to September 2024.
The main terms and conditions remain unchanged as of June 30,2024. Discussion to extend the agreement have commenced between the Company and Kepler-Cheuvreux. See Note 23 - Subsequent events for further details.

No BSA has been exercised as of June 30, 2024.